Financial assets - Schedule of financial assets measured at other than fair value (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	€ 1,148,957	€ 1,203,707
Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,148,918	1,193,069
Loans and advances | Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	1,029,296	1,082,758
Loans and advances | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,029,388	1,073,530
Debt instruments | Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	119,661	120,949
Debt instruments | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	€ 119,530	€ 119,539